COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a)	Operating leases

The Group leases certain office premises under non-cancelable leases with terms that range from one to two years and are renewable subject to negotiation. Rental expense under operating leases for the years ended December 31, 2009, 2010 and 2011 was $904, $648 and $455, respectively.

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2010 were $303 of which $264 and $39 are payable in the years ending December 31, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 were $213 of which $193 and $20 are payable in the years ending December 31, 2012 and 2013, respectively.

(b)	Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2010 and 2011 was $4,866 and $164 respectively.

(c)	Royalty fee commitments

The Group has entered into three royalty agreements for the use of certain technology knowhow ("Technology Knowhow") used in the Group's products.

Technology Knowhow A

As of December 31, 2009, the agreement with Technology Knowhow A provider allows the Group to have unlimited use of Technology Knowhow A for a sum of $615. The royalty fee is based on the total number of units shipped by the Company. The agreement was effective until June 23, 2010.

In June 2010, the Group revised its agreement, which allows the Company to have unlimited use of Technology Knowhow A for a sum of $1,100. The royalty fee is based on the total number of units shipped by the Company. The June 2010 new agreement is effective for period from June 24, 2010 to June 23, 2011.

Technology Knowhow B

As of December 31, 2009, the agreement with Technology Knowhow B provider allows the Group to have unlimited use of Technology Knowhow B with minimum quarterly royalty fee commitment of $50. The agreement was effective until September 30, 2010.

In October 2010, the Group revised the agreement, which the terms and conditions are the same as the 2009 agreement. The October 2010 new agreement is effective for period from October 1, 2010 to September 30, 2011.

In April 1, 2011, the Group renewed its agreement, which the terms and conditions are the same as the 2010 agreement. The 2011 April new agreement replaced the 2010 agreement and is effective for period from April 1, 2011 to March 30, 2013.

Technology Knowhow C

In August 2011, the Group has entered into an agreement with Technology Knowhow C provider which allows the Group to have unlimited use of Technology Knowhow C with minimum quarterly royalty fee commitment of $94. The royalty fee is based on the total number of units shipped by the Company. The agreement is effective for period from September 8, 2011 to September 7, 2013.

The Group's total royalty expenses paid for the use of all Technology Knowhow for the years ended December 31, 2009, 2010 and 2011 amounted to $536, $360 and $715, respectively. Royalty commitment as of December 31, 2009 and 2010 were same as $150.

Royalty commitment as of December 31, 2011 was $813 of which $575 and $238 are payable in the years ending December 31, 2012 and 2013, respectively.

(d)	Contingencies

Two of the Group's former advisors have filed a compliant in the U.S. District Court for the Southern District of California against the Group on August 17, 2006, seeking compensatory damages for services rendered.  The Group has filed a motion to dismiss the complaint on the grounds that it is not subject to personal jurisdiction in California and that the Peoples' Republic of China would be the more appropriate forum for this litigation.  The motion was granted on January 30, 2009 and a judgment of dismissal was entered in favor of the Group and its subsidiaries on February 4, 2009 by District Court for the Southern District of California.  The former advisors have appealed the dismissal to the United States Court of Appeals.

On July 6, 2010, the United States Court of Appeals issued a memorandum which affirmed that the District Court for the Southern District of California has correctly discussed the case for lack of personal jurisdiction in California.

The Group has assessed the legal position and believed that the probability of re-opening the case is remote. Accordingly, no provision has been made in the consolidated financial statements as of December 31, 2010 and 2011.